Related Party Transactions - Other Transactions (Details) - USD ($)				12 Months Ended
	May 18, 2020	May 13, 2020	Dec. 31, 2019	Dec. 31, 2020	Jan. 13, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 274,059
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Repayment of promissory note - related party	$ 274,059
Related Party Loans
Related Party Transaction [Line Items]
Maximum loans convertible into warrants				$ 1,500,000
Price of warrants (in dollars per share)				$ 1.50
Outstanding balance				$ 0
Administrative Support Agreement
Related Party Transaction [Line Items]
Monthly fee payable to Sponsor		$ 10,000
Expenses incurred				$ 80,000